Financial instruments - Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income On Derivatives [Line Items]
Cash flows related to settlement of interest rate swaps	$ 21,800,000	$ 126,800,000	$ 41,300,000
Settlement of interest rate swaps, operating activities	(12,900,000)	20,000,000.0	57,400,000
Interest Rate Swaps [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income On Derivatives [Line Items]
Cash flows related to settlement of interest rate swaps	$ 21,789,000	$ 126,782,000	41,284,000
Settlement of interest rate swaps, operating activities			$ 41,284,000